Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other current assets
Prepaid expenses and other current assets

6. Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2021	2020
Prepaid deposits	$7,591	$—
Prepaid insurance	2,803	240
Prepaid subscriptions	411	594
Other	242	66
Total	$11,047	$900